Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Loan [Abstract]
Schedule of unsecured convertible loan issued

Unsecured Convertible Loan issued September 7, 2016	December 31, 2017	December 31, 2016
Balance, beginning	$243,676	-
Proceeds from issue of convertible loan	-	$300,000
Amount allocated to equity on issue of convertible loan	-	(39,130)
Convertible loan issue costs	-	(43,102)
Interest accretion expense	47,763	25,908
Conversion to common shares (Note 13)	(291,439)	-
Balance, ending	$-	$243,676

Unsecured Convertible Loan issued July 31, 2017	December 31, 2017
Proceeds from issue of convertible loan	$1,000,034
Amount allocated to equity on issue of convertible loan	(130,439)
Debt issue costs	(86,958)
Interest accretion expense	21,799
finder’s fee accretion	14,533
Conversion to common shares (Note 13)	(818,969)
$-

Unsecured Convertible Loan issued October 17, 2017	December 31, 2017
Proceeds from issue of convertible loan (USD $1,152,289)	$1,441,191
Amount allocated to fair value of conversion feature	(708,319)
Amount allocated to fair value of warrants	(732,772)
Conversion to common shares (Note 13)	(100)
$-